Regulatory Matters (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Advisory
Amount required to be segregated in cash and securities			$ 19,000,000
Bank
Tier 1 capital (to average assets)
Actual Amount	811,068,000	762,364,000	542,307,000
Actual Ratio (as a percent)	9.97%	9.29%	8.84%
Minimum Capital Requirements, Amount	325,381,000	328,275,000	245,495,000
Minimum Capital Requirements, Ratio (as a percent)	4.00%	4.00%	4.00%
Tier 1 capital (to risk-weighted assets)
Actual Amount	811,068,000	762,364,000	542,307,000
Actual Ratio (as a percent)	13.22%	13.38%	11.83%
Minimum Capital Requirements, Amount	245,444,000	227,984,000	183,308,000
Minimum Capital Requirements, Ratio (as a percent)	4.00%	4.00%	4.00%
Total capital (to risk-weighted assets)
Actual Amount	852,846,000	797,771,000	546,598,000
Actual Ratio (as a percent)	13.90%	14.00%	11.93%
Minimum Capital Requirements, Amount	490,888,000	455,968,000	366,615,000
Minimum Capital Requirements, Ratio (as a percent)	8.00%	8.00%	8.00%
Tier 1 capital (to average assets)
To Be Well Capitalized Minimum Capital Requirements, Amount	406,726,000	410,344,000	306,869,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)	5.00%	5.00%	5.00%
Tier 1 capital (to risk-weighted assets)
To Be Well Capitalized Minimum Capital Requirements, Amount	368,166,000	341,976,000	274,961,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)	6.00%	6.00%	6.00%
Total capital (to risk-weighted assets)
To Be Well Capitalized Minimum Capital Requirements, Amount	613,610,000	569,960,000	458,269,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)	10.00%	10.00%	10.00%
Hilltop
Tier 1 capital (to average assets)
Actual Amount	1,167,323,000	1,112,424,000	871,379,000
Actual Ratio (as a percent)	13.51%	12.81%	13.08%
Minimum Capital Requirements, Amount	345,651,000	347,480,000	266,514,000
Minimum Capital Requirements, Ratio (as a percent)	4.00%	4.00%	4.00%
Tier 1 capital (to risk-weighted assets)
Actual Amount	1,167,323,000	1,112,424,000	871,379,000
Actual Ratio (as a percent)	18.11%	18.53%	17.72%
Minimum Capital Requirements, Amount	257,816,000	240,159,000	196,670,000
Minimum Capital Requirements, Ratio (as a percent)	4.00%	4.00%	4.00%
Total capital (to risk-weighted assets)
Actual Amount	1,211,017,000	1,148,736,000	875,670,000
Actual Ratio (as a percent)	18.79%	19.13%	17.81%
Minimum Capital Requirements, Amount	515,632,000	480,318,000	393,340,000
Minimum Capital Requirements, Ratio (as a percent)	8.00%	8.00%	8.00%
FSC
Financial Advisory
Net capital	60,300,000	74,300,000
Minimum net capital requirement	5,800,000	3,400,000
Net capital as a percentage of aggregate debits	21.00%	43.00%
Net capital in excess of the minimum requirement	54,500,000	70,800,000
Amount required to be segregated in cash and securities	$ 4,000,000